Post-Employment Benefits - Summary of Defined Benefit obligation and Plan Assets by Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Pension plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 7,370	$ 7,613
Plan assets
Plan assets at the end of year	7,691	7,758
Pension plan [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	6,684	6,932
Plan assets
Plan assets at the end of year	6,908	6,971
Pension plan [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	686	681
Plan assets
Plan assets at the end of year	783	787
Other post employment benefit plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	589	696
Plan assets
Plan assets at the end of year	0	0
Other post employment benefit plans [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	541	646
Plan assets
Plan assets at the end of year	0	0
Other post employment benefit plans [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	48	50
Plan assets
Plan assets at the end of year	$ 0	$ 0